Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending balance of unrecognized tax benefits
Beginning of Year	$ 510	$ 999	$ 1,003
Additions based on tax positions related to the current year	24	29	4
Additions for tax positions of prior years	36	18	2
Settlements with tax authorities	(407)	(499)	(7)
Reductions for tax positions in prior years	(6)	(5)	(1)
Reductions due to the lapse of applicable statutes of limitations	(4)	(32)	(2)
End of Year	$ 153	$ 510	$ 999